Investments - Fair Value of Investments (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	$ 2,639.9	$ 2,590.6
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	498.1	477.8
Unrealized gains	3.9	6.6
Unrealized losses	(0.9)	(0.2)
Fair value	501.1	484.2
Agencies
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	3.8	6.9
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	3.8	6.9
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	43.4	46.6
Unrealized gains	0.4	0.6
Unrealized losses	(0.1)	0.0
Fair value	43.7	47.2
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1,621.6	1,616.8
Unrealized gains	18.9	35.7
Unrealized losses	(2.6)	(0.3)
Fair value	1,637.9	1,652.2
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	270.4	244.3
Unrealized gains	3.7	5.6
Unrealized losses	(0.1)	0.0
Fair value	274.0	249.9
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	4.6	1.0
Unrealized gains	0.0	0.0
Unrealized losses	(0.1)	0.0
Fair value	4.5	1.0
Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	198.0	197.2
Unrealized gains	1.1	1.9
Unrealized losses	(0.8)	(0.1)
Fair value	198.3	199.0
Fixed maturity securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	2,639.9	2,590.6
Unrealized gains	28.0	50.4
Unrealized losses	(4.6)	(0.6)
Fair value	2,663.3	2,640.4
Fixed maturity securities | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	501.1	484.2
Fixed maturity securities | Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value	3.8	6.9
Fixed maturity securities | Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	43.7	47.2
Fixed maturity securities | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	1,637.9	1,652.2
Fixed maturity securities | Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	274.0	249.9
Fixed maturity securities | Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	4.5	1.0
Fixed maturity securities | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	198.3	199.0
Short-term investments
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	167.0	111.3
Unrealized gains	0.0	0.0
Unrealized losses	(0.1)	0.0
Fair value	166.9	111.3
Short-term investments | U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	165.3	109.9
Unrealized gains	0.0	0.0
Unrealized losses	(0.1)	0.0
Fair value	165.2	109.9
Short-term investments | Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost	1.7	1.0
Unrealized gains	0.0	0.0
Unrealized losses	0.0	0.0
Fair value	$ 1.7	1.0
Short-term investments | Other asset-backed securities
Debt Securities, Available-for-Sale [Line Items]
Amortized Cost		0.4
Unrealized gains		0.0
Unrealized losses		0.0
Fair value		$ 0.4